Employee Benefit Plans (Executive Incentive Retirement Plan) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Deferred Compensation Arrangement with Individual, Postretirement Benefits [Line Items]
Total expense for year	$ 90	$ 30
Executive Management
Deferred Compensation Arrangement with Individual, Postretirement Benefits [Line Items]
Deferred compensation arrangement, option to elect to defer fees and bonuses, percentage	100.00%
Executive Management | Deferred Compensation Arrangement with Individual, by Type of Compensation, Pension and Other Postretirement Benefits
Deferred Compensation Arrangement with Individual, Postretirement Benefits [Line Items]
Deferred compensation, maximum percentage per year	15.00%
Deferred compensation, discretionary contribution percentage of base salary	7.50%
Deferred compensation arrangement, option to elect to defer fees and bonuses, percentage	7.50%